UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07866

Templeton Emerging Markets Income Fund

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, Florida 33301-1923

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500

Date of fiscal year end: 12/31

Date of reporting period: 6/30/2021

Item 1. Proxy Voting Records.

PLATINUM GROUP METALS LTD. Meeting Date: FEB 18, 2021 Record Date: DEC 30, 2020 Meeting Type: ANNUAL
Ticker: PTM Security ID: 72765Q882
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1.1	Elect Director R. Michael Jones	Management	For	For
1.2	Elect Director Frank R. Hallam	Management	For	For
1.3	Elect Director Diana J. Walters	Management	For	For
1.4	Elect Director Timothy D. Marlow	Management	For	For
1.5	Elect Director John A. Copelyn	Management	For	For
1.6	Elect Director Stuart Harshaw	Management	For	For
2	Approve PricewaterhouseCoopers LLP as Auditors and Authorize Board to Fix Their Remuneration	Management	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Templeton Emerging Markets Income Fund

By (Signature and Title)* /s/MATTHEW T. HINKLE_____

Matthew T. Hinkle,

Chief Executive Officer – Finance and Administration

Date August 25, 2021

* Print the name and title of each signing officer under his or her signature.